Share Capital - Additional Information (Details)							3 Months Ended	12 Months Ended
	Nov. 02, 2017 CAD ($) shares $ / shares	Oct. 20, 2017 shares	Oct. 01, 2017 shares	Jul. 04, 2017 shares	Apr. 03, 2017 shares	Jan. 31, 2017 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2018 CAD ($) shares $ / shares	Mar. 31, 2017 CAD ($) shares $ / shares	Feb. 07, 2018 shares	Sep. 07, 2017 shares	Dec. 12, 2016 shares	Apr. 07, 2016 CAD ($) shares	Mar. 31, 2016 CAD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
common shares issued | shares											111,366	490,641
Transaction costs								$ 10,008,000	$ 8,066,000
Shares issued | shares							199,320,981	199,320,981	162,187,262	117,253				98,818,213
Warrants exercised | shares								207,297	213,104
Warrants exercise price | $ / shares								$ 3.72	$ 0.59
Weighted average exercise price of options outstanding							$ 12.95	$ 12.95
Exercise price of share options exercisable							$ 4.55	4.55
Share-based compensation expense								$ 4,774,000
Number of options provided in exchange for services | shares								420,000
Proceeds from exercise of stock options								$ 11,053,000	$ 6,961,000
Share-based compensation								47,597,000	10,043,000
Share based payments								1,151,000	1,307,000
Common shares issue for payment of royalties | shares		79,717
Expense								3,110,000	1,416,000
Cost of Sale
Disclosure Of Classes Of Share Capital [Line Items]
Expense								920,000	0
Canopy Rivers
Disclosure Of Classes Of Share Capital [Line Items]
Share-based compensation expense								3,579,000	0
Options
Disclosure Of Classes Of Share Capital [Line Items]
Share-based compensation expense								$ 21,278,000	$ 7,650,000
Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of number of shares issuable from treasury pursuant to awards								10.00%
Number of common shares reserved for Awards | shares							19,955,721	19,955,721
Omnibus Incentive Plan
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate number of common shares that may be issued | shares									400,000
Aggregate number of common shares that may be issued | shares									200,000
Purchase Plan
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued | shares								0
ESOP
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of options exercisable on each anniversaries from date of grant								33.33%
ESOP expiration period								6 years
Weighted average exercise price of options outstanding							$ 12.95	$ 12.95	$ 3.97					$ 2.05
Options exercised | shares								3,912,946	4,010,865
Proceeds from exercise of stock options								$ 11,053,000
ESOP | Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price, share options granted								11.71
ESOP | Minimum
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price, share options granted								$ 0.43
XIB Consulting Inc | Corporate Development Initiatives
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued | shares													72,418
MedCann Access
Disclosure Of Classes Of Share Capital [Line Items]
Shares released from escrow related to the acquisition, shares | shares								240,678	1,011,239
Shares released and cancelled from escrow account | shares								48,078	1,149,892
Share-based compensation								$ 14,000	$ (396,000)
LBC Holdings, Inc
Disclosure Of Classes Of Share Capital [Line Items]
Shares released from escrow related to the acquisition, shares | shares			87,836	87,836	87,836				138,032
Shares released from escrow | shares								25,097
Mettrum
Disclosure Of Classes Of Share Capital [Line Items]
common shares issued | shares						34,265,042			83,822
Total consideration						$ 350,334,000			$ 350,334,000
Equity consideration						337,511,000
Share-based compensation expense						$ 480,000
Mettrum | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Equity consideration									$ 1,000,000
Mettrum | XIB Consulting Inc | Corporate Development Initiatives | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
common shares issued | shares													83,822
Equity consideration													$ 1,000,000
Greenstar investment
Disclosure Of Classes Of Share Capital [Line Items]
common shares issued | shares	18,876,901
Total consideration	$ 244,990,000
offering price | $ / shares	$ 12.9783
Purchase price of shares	$ 174,472,000
Purchase price of warrants	70,518,000
Warrants expiration description							The warrants, each exercisable at $12.9783 per warrant for a common share expire May 2, 2020 and are exercisable in two equal tranches, with the first exercisable tranche date being August 1, 2018, and the second exercisable tranche date being February 1, 2019, provided at the time of exercising the warrants, the Company still owns the 18,876,901 common shares.
Transaction costs	$ 707,000
Warrants | Greenstar investment
Disclosure Of Classes Of Share Capital [Line Items]
common shares issued | shares	18,876,901
Transaction costs	$ 253,000